Securitisations and Covered Bonds (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Gross Asset Securitised

The gross assets securitised at 30 June 2018 and 31 December 2017 under the structures described below were:

	Gross assets securitised
	30 June 2018 £m	31 December 2017 £m
Master trust structures:
– Holmes	3,788	4,299
– Fosse	5,167	5,732
– Langton	3,433	3,893

	12,388	13,924

Other securitisation structures:
– Motor	1,146	1,318
– Auto ABS UK Loans	1,480	1,498

	2,626	2,816

Total	15,014	16,740